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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08850

ICAP Funds, Inc.

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:     212-576-7000

Date of fiscal year end:     October 31

Date of reporting period:     July 31, 2008

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2008 is filed herewith.

	MainStay ICAP Equity Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value
	Common Stocks (97.8%)	†
	Consumer Discretionary (9.9%)
	InterContinental Hotels Group PLC, ADR	(a)	396,489	$5,197,971
	News Corp. Class A		1,827,500	25,822,575
	Omnicom Group, Inc.		462,450	19,741,990
	Target Corp.		529,496	23,949,104
	Viacom, Inc. Class B	(b)	896,341	25,034,804
				99,746,444

	Consumer Staples (10.4%)
	Avon Products, Inc.		341,450	14,477,480
	CVS Caremark Corp.		573,600	20,936,400
❖	PepsiCo, Inc.		577,188	38,417,633
❖	Procter & Gamble Co. (The)		459,064	30,059,511
				103,891,024

	Energy (15.1%)
	Baker Hughes, Inc.		326,750	27,090,842
	BP PLC, Sponsored ADR	(a)	435,600	26,763,264
	ExxonMobil Corp.		326,912	26,293,532
	Marathon Oil Corp.		569,750	28,185,532
	Occidental Petroleum Corp.		315,612	24,879,694
	XTO Energy, Inc.		385,072	18,186,951
				151,399,815

	Financials (20.7%)
	Allstate Corp. (The)		494,650	22,862,723
❖	Bank of New York Mellon Corp. (The)		828,855	29,424,353
	Capital One Financial Corp.	(c)	470,045	19,676,084
	Goldman Sachs Group, Inc. (The)		110,900	20,410,036
	Host Hotels & Resorts, Inc.		1,058,907	13,882,271
❖	JPMorgan Chase & Co.		1,130,116	45,916,613
	Morgan Stanley		397,821	15,705,973
	SunTrust Banks, Inc.	(c)	455,750	18,713,095
	Wells Fargo & Co.		695,283	21,046,216
				207,637,364

	Health Care (10.1%)
	CIGNA Corp.		286,000	10,587,720
❖	Johnson & Johnson		441,200	30,208,964
	Schering-Plough Corp.		1,181,200	24,899,696
❖	Wyeth		883,200	35,787,264
				101,483,644

	Industrials (9.4%)
❖	General Electric Co.		1,391,914	39,377,247
	Honeywell International, Inc.		233,118	11,851,719
	Masco Corp.		989,877	16,323,072
	Siemens A.G., Sponsored ADR	(a)	73,650	8,939,637
	Textron, Inc.		409,716	17,810,355
				94,302,030

	Information Technology (9.8%)
	Cisco Systems, Inc.	(b)	1,305,329	28,704,185
❖	Hewlett-Packard Co.		778,659	34,883,923
	Texas Instruments, Inc.		788,068	19,213,098
	Tyco Electronics, Ltd.		458,800	15,204,632
				98,005,838

	Insurance (2.6%)
	ACE, Ltd.		525,800	26,658,060

	Materials (4.1%)
❖	E.I. du Pont de Nemours & Co.		930,971	40,785,840

	Telecommunication Services (5.7%)
	AT&T, Inc.		718,409	22,134,181
❖	Vodafone Group PLC, ADR	(a)	1,290,050	34,612,041
				56,746,222

	Total Common Stocks
	(Cost $1,018,621,399)			980,656,281

			Shares	Value
	Short-Term Investment (2.4%)

	Investment Company (2.4%)
	State Street Navigator Securities Lending Prime Portfolio	(d)	23,835,340	23,835,340

	Total Short-Term Investment
	(Cost $23,835,340)			23,835,340

	Total Investments
	(Cost $1,042,456,739)	(e)	100.2%	1,004,491,621

	Liabilities in Excess of
	Cash and Other Assets		(0.2)	(1,922,608)

	Net Assets		100.0%	$1,002,569,013

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $22,985,710; cash collateral of $23,835,340 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At July 31, 2008, cost is $1,043,882,968 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$74,177,540
	Gross unrealized depreciation		(113,568,887)
	Net unrealized depreciation		$(39,391,347)

	The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund's assets carried at fair value:
	Valuation Inputs	Investments in Securities
	Level 1 - Quoted Prices	$980,656,281
	Level 2 - Other Significant Observable Inputs	23,835,340
	Level 3 - Significant Unobservable Inputs	-
	Total	$1,004,491,621

	The Fund did not hold other financial instruments as of July 31, 2008.

	At July 31, 2008, the Fund did not hold any investments with significant unobservable inputs (Level 3).

	MainStay ICAP Global Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value
	Common Stocks (97.2%)	†
	Consumer Discretionary (11.7%)
	British Sky Broadcasting Group PLC		83,900	$751,506
	Daimler A.G.		11,200	649,864
	InterContinental Hotels Group PLC		43,700	571,492
	News Corp. Class A		57,450	811,768
	Target Corp.		17,750	802,833
	Toyota Motor Corp., Sponsored ADR	(a)	5,600	481,880
	Viacom, Inc. Class B	(b)	25,300	706,629
	WPP Group PLC		61,600	586,316
				5,362,288

	Consumer Staples (7.2%)
	CVS Caremark Corp.		16,950	618,675
	PepsiCo, Inc.		13,300	885,248
	Procter & Gamble Co. (The)		12,300	805,404
	SABMiller PLC		39,600	821,649
	Want Want China Holdings, Ltd.		373,500	143,746
				3,274,722

	Energy (8.8%)
	Baker Hughes, Inc.		9,500	787,645
❖	BP PLC, Sponsored ADR	(a)	16,600	1,019,904
❖	Marathon Oil Corp.		21,100	1,043,817
	Occidental Petroleum Corp.		9,050	713,412
	Saipem S.p.A.		12,200	471,772
				4,036,550

	Financials (21.0%)
	ACE, Ltd.		15,150	768,105
❖	Allianz SE		5,700	966,692
	Aozora Bank, Ltd.		354,000	854,506
	Capital One Financial Corp.		18,350	768,131
	Credit Suisse Group, Sponsored ADR	(a)	16,100	803,068
	Danske Bank A/S		21,600	610,126
	Goldman Sachs Group, Inc. (The)		3,550	653,342
❖	JPMorgan Chase & Co.		29,900	1,214,837
	Julius Baer Holding A.G.		13,350	851,751
	Mitsui Fudosan Co., Ltd.		10,200	229,016
	Prudential PLC		75,000	804,315
	SunTrust Banks, Inc.		16,550	679,543
	UniCredit S.p.A.		60,100	358,139
				9,561,571

	Health Care (12.6%)
❖	Bayer A.G.		14,600	1,261,865
❖	Johnson & Johnson		15,000	1,027,050
	Merck KGaA		6,900	834,162
❖	Roche Holdings A.G., Sponsored ADR	(a)	13,400	1,242,185
	Schering-Plough Corp.		22,100	465,868
	Wyeth		22,300	903,596
				5,734,726

	Industrials (15.5%)
	BAE Systems PLC		54,600	485,569
	East Japan Railway Co.		94	735,631
	General Electric Co.		31,800	899,622
	Guangshen Railway Co., Ltd. Class H		259,000	129,508
	Hutchison Whampoa, Ltd.		65,400	613,872
	MAN A.G.		6,250	630,263
	Masco Corp.		23,900	394,111
	Mitsubishi Corp.		5,600	162,388
	Siemens A.G.		7,100	870,991
	Sime Darby Berhad		54,100	130,661
	Singapore Airlines, Ltd.		35,300	388,555
	Textron, Inc.		12,050	523,814
	TNT N.V.		17,400	608,013
	Vallourec S.A.		1,700	504,802
				7,077,800

	Information Technology (6.3%)
	Cisco Systems, Inc.	(b)	43,550	957,665
	Hewlett-Packard Co.		18,700	837,760
	Texas Instruments, Inc.		20,250	493,695
	Tyco Electronics, Ltd.		18,050	598,177
				2,887,297

	Materials (4.4%)
	Akzo Nobel N.V.		15,650	893,568
❖	E.I. du Pont de Nemours & Co.		25,450	1,114,965
				2,008,533

	Telecommunication Services (4.5%)
	AT&T, Inc.		15,850	488,339
	NTT DoCoMo, Inc.		374	602,866
❖	Vodafone Group PLC, ADR	(a)	36,300	973,929
				2,065,134

	Utilities (5.2%)
❖	EDP - Energias de Portugal S.A.		235,000	1,282,328
	EDP Renovaveis S.A.	(b)	17,700	177,528
	GDF Suez S.A.		13,037	814,721
	Suez Environnement S.A.	(b)	3,287	94,854
	Suez S.A.		16	955
				2,370,386

	Total Common Stocks
	(Cost $49,659,856)			44,379,007

			Number of
			Rights	Value
	Rights (0.0%)	‡
	Utilities(0.0%)	‡

	Suez Environnement S.A.	(b)	2	14

	Total Rights
	(Cost $14)			14

	Total Investments
	(Cost $49,659,870)	(c)	97.2%	44,379,021

	Cash and Other Assets,
	Less Liabilities		2.8	1,285,213

	Net Assets		100.0%	$45,664,234

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	At July 31, 2008 , cost is identical for book and federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$412,773
	Gross unrealized depreciation		(5,693,622)
	Net unrealized depreciation		$(5,280,849)

	The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund's assets carried at fair value:
	Valuation Inputs	Investments in Securities
	Level 1 - Quoted Prices	$44,379,021
	Level 2 - Other Significant Observable Inputs	-
	Level 3 - Significant Unobservable Inputs	-
	Total	$44,379,021

	The Fund did not hold other financial instruments as of July 31, 2008.

	At July 31, 2008, the Fund did not hold any investments with significant unobservable inputs (Level 3).

	MainStay ICAP International Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value
	Common Stocks (98.4%)	†
	Consumer Discretionary (12.6%)
	British Sky Broadcasting Group PLC		2,714,400	$24,313,337
	Daimler A.G.		251,750	14,607,440
	InterContinental Hotels Group PLC		994,133	13,000,883
	Toyota Motor Corp., Sponsored ADR	(a)	240,900	20,729,445
	WPP Group PLC		2,376,900	22,623,611
				95,274,716

	Consumer Staples (3.2%)
	SABMiller PLC		1,036,300	21,501,893
	Want Want China Holdings, Ltd.		8,229,800	3,167,339
				24,669,232

	Energy (7.1%)
	BP PLC, Sponsored ADR	(a)	277,150	17,028,096
	Saipem S.p.A.		332,150	12,844,199
❖	Total S.A., Sponsored ADR	(a)	320,150	24,491,475
				54,363,770

	Financials (22.4%)
❖	Allianz SE		182,700	30,985,035
	Aozora Bank, Ltd.		8,054,900	19,443,393
	Credit Suisse Group, Sponsored ADR	(a) (b)	465,150	23,201,682
	Danske Bank A/S		686,650	19,395,514
❖	Julius Baer Holding A.G.		390,100	24,889,006
	Mitsui Fudosan Co., Ltd.		705,700	15,844,771
	Prudential PLC		2,239,000	24,011,496
	UniCredit S.p.A.		2,086,118	12,431,290
				170,202,187

	Health Care (13.3%)
❖	Bayer A.G.		452,000	39,065,944
❖	Merck KGaA		213,300	25,786,472
❖	Roche Holdings A.G., Sponsored ADR	(a)	388,950	36,055,821
				100,908,237

	Industrials (20.9%)
	BAE Systems PLC		1,228,000	10,920,851
❖	East Japan Railway Co.		3,495	27,351,376
	Guangshen Railway Co., Ltd. Class H		6,148,000	3,074,191
	Hutchison Whampoa, Ltd.		1,667,500	15,651,849
	MAN A.G.		167,150	16,855,751
	Mitsubishi Corp.		180,600	5,237,026
❖	Siemens A.G.		226,300	27,761,305
	Sime Darby Berhad		1,236,400	2,986,113
	Singapore Airlines, Ltd.		1,059,900	11,666,564
	TNT N.V.		631,650	22,071,927
	Vallourec S.A.		52,050	15,455,852
				159,032,805

	Materials (3.0%)
	Akzo Nobel N.V.		395,800	22,598,994

	Telecommunication Services (6.9%)
	NTT DoCoMo, Inc.		14,794	23,847,074
❖	Vodafone Group PLC, ADR	(a)	1,070,250	28,714,807
				52,561,881

	Utilities (9.0%)
❖	EDP - Energias de Portugal S.A.		6,724,950	36,696,129
	EDP Renovaveis S.A.	(c)	435,300	4,365,987
	GDF Suez S.A.		387,823	24,236,224
	Suez Environnement S.A.	(c)	101,550	2,930,451
	Suez S.A.		14	836
				68,229,627

	Total Common Stocks
	(Cost $810,466,356)			747,841,449

			Principal
			Amount	Value
	Short-Term Investment (3.1%)
	Investment Company (3.1%)
	State Street Navigator Securities Lending Prime Portfolio	(d)	23,330,600	23,330,600

	Total Short-Term Investment
	(Cost $23,330,600)			23,330,600

	Total Investments
	(Cost $833,796,956)	(e)	101.5%	771,172,049

	Liabilities in Excess of
	Cash and Other Assets		(1.5)	(11,368,142)

	Net Assets		100.0%	$759,803,907

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	ADR - American Depositary Receipt.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $22,467,808; cash collateral of $23,330,600 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Non-income producing security.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At July 31, 2008, cost is $834,468,778 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$22,362,110
	Gross unrealized depreciation		(85,658,839)
	Net unrealized depreciation		$(63,296,729)

	The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund's assets carried at fair value:
	Valuation Inputs	Investments in Securities
	Level 1 - Quoted Prices	$41,073,640
	Level 2 - Other Significant Observable Inputs	730,098,409
	Level 3 - Significant Unobservable Inputs	-
	Total	$771,172,049

	The Fund did not hold other financial instruments as of July 31, 2008.

	At July 31, 2008, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP International Fund
Foreign Currency held at July 31, 2008:
	Currency	Cost	Value
Euro*	€(176,672)	$(278,240)	$(275,581)
*Currency was overdrawn as of July 31, 2008.

	MainStay ICAP Select Equity Fund
	Portfolio of Investments		July 31, 2008 unaudited

			Shares	Value
	Common Stocks (97.5%)	†
	Consumer Discretionary (11.0%)
	InterContinental Hotels Group PLC, ADR	(a)	2,011,162	$26,366,334
	News Corp. Class A		4,818,650	68,087,524
	Target Corp.	(b)	1,529,750	69,190,592
	Viacom, Inc. Class B	(c)	1,832,650	51,185,914
				214,830,364

	Consumer Staples (10.4%)
	CVS Caremark Corp.		1,397,500	51,008,750
❖	PepsiCo, Inc.		1,267,300	84,351,488
	Procter & Gamble Co. (The)		1,052,150	68,894,782
				204,255,020

	Energy (13.2%)
	Baker Hughes, Inc.		844,850	70,046,513
	BP PLC, Sponsored ADR	(a)	864,650	53,124,096
❖	Marathon Oil Corp.		1,437,000	71,088,390
	Occidental Petroleum Corp.		817,132	64,414,516
				258,673,515

	Financials (14.9%)
	Capital One Financial Corp.	(b)	1,229,550	51,468,963
	Goldman Sachs Group, Inc. (The)	(b)	323,950	59,619,758
❖	JPMorgan Chase & Co.		2,256,350	91,675,500
	SunTrust Banks, Inc.	(b)	1,040,600	42,727,036
	Wells Fargo & Co.		1,522,750	46,093,642
				291,584,899

	Health Care (11.5%)
❖	Johnson & Johnson		1,195,150	81,831,920
	Schering-Plough Corp.		3,049,400	64,281,352
❖	Wyeth		1,984,400	80,407,888
				226,521,160

	Industrials (9.3%)
❖	General Electric Co.		3,566,651	100,900,557
	Masco Corp.	(b)	2,000,950	32,995,666
	Textron, Inc.		1,124,350	48,875,495
				182,771,718

	Information Technology (12.6%)
❖	Cisco Systems, Inc.	(c)	3,608,150	79,343,219
❖	Hewlett-Packard Co.		1,594,450	71,431,360
	Texas Instruments, Inc.		2,674,300	65,199,434
	Tyco Electronics, Ltd.		968,750	32,104,375
				248,078,388

	Insurance (3.0%)
	ACE, Ltd.		1,174,250	59,534,475

	Materials (5.3%)
❖	E.I. du Pont de Nemours & Co.		2,350,350	102,968,834

	Telecommunication Services (6.3%)
	AT&T, Inc.		1,249,900	38,509,419
❖	Vodafone Group PLC, ADR	(a)	3,169,450	85,036,344
				123,545,763

	Total Common Stocks
	(Cost $2,105,979,957)			1,912,764,136

			Shares	Value
	Short-Term Investment (5.8%)
	Investment Company (5.8%)
	State Street Navigator Securities Lending Prime Portfolio	(d)	113,928,674	113,928,674

	Total Short-Term Investment
	(Cost $113,928,674)			113,928,674

	Total Investments
	(Cost $2,219,908,631)	(e)	103.3%	2,026,692,810

	Liabilities in Excess of
	Cash and Other Assets		(3.3)	(65,078,151)

	Net Assets		100.0%	$1,961,614,659

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, as of July 31, 2008, excluding short-term investments. May be subject to change daily.
(a)	ADR - American Depositary Receipt.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $110,210,193; cash collateral of $113,928,674 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Non-income producing security.
(d)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	At July 31, 2008, cost is $2,220,888,315 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$58,414,716
	Gross unrealized depreciation		(252,610,221)
	Net unrealized depreciation		$(194,195,505)

	The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund's assets carried at fair value:
	Valuation Inputs	Investments in Securities
	Level 1 - Quoted Prices	$1,912,764,136
	Level 2 - Other Significant Observable Inputs	113,928,674
	Level 3 - Significant Unobservable Inputs	-
	Total	$2,026,692,810

	The Fund did not hold other financial instruments as of July 31, 2008.

	At July 31, 2008, the Fund did not hold any investments with significant unobservable inputs (Level 3).

ICAP Funds, Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) July 31, 2008

SECURITIES VALUATION.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day the Funds are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund’s Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Funds’ Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At July 31, 2008, the Funds did not hold securities that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds principally trade, and the time at which the Funds’ NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds’ Board of Directors, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Funds’ policies and procedures.

The Funds adopted Financial Accounting Standards Board (The “FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective for the fiscal year beginning January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the seven months ended July 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP FUNDS, INC.

By:	/s/ Stephen P. Fisher
STEPHEN P. FISHER
President and Principal Executive Officer

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
STEPHEN P. FISHER
President and Principal Executive Officer

Date:	September 25, 2008

By:	/s/ Jack R. Benintende
JACK R. BENINTENDE
Treasurer and Principal Financial and
Accounting Officer

Date:	September 25, 2008